Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 3.9	€ 4.2
Acquisition related costs	€ 0.8	€ 0.0